UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.1%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	662,947	$9,785,098

REAL ESTATE 97.9%
DIVERSIFIED 11.4%
American Assets Trust	1,694,835	51,709,416
Cousins Properties	5,839,744	60,090,966
Duke Realty Corp.	6,824,211	105,365,818
Forest City Enterprises, Class A(d)	2,765,343	52,375,596
Vornado Realty Trust	3,358,519	282,317,107
WP Carey	628,852	40,686,724
		592,545,627
HEALTH CARE 11.7%
HCP	2,097,433	85,889,881
Health Care REIT	3,770,093	235,178,401
Healthcare Trust of America, Class A	3,481,869	36,629,262
Ventas	4,033,801	248,078,762
		605,776,306
HOTEL 7.3%
DiamondRock Hospitality Co.	4,724,059	50,405,710
Hersha Hospitality Trust	6,503,136	36,352,530
Host Hotels & Resorts	6,024,613	106,454,912
Hyatt Hotels Corp., Class A(d)	891,078	38,280,711
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	3,366,400	43,695,872
Strategic Hotels & Resorts Worldwide(d)	7,041,816	61,122,963
Sunstone Hotel Investors	3,218,199	40,999,855
		377,312,553
INDUSTRIALS 6.1%
First Industrial Realty Trust	2,265,089	36,852,998
Prologis	7,521,411	282,955,482
		319,808,480
OFFICE 12.0%
Alexandria Real Estate Equities	415,008	26,498,261
Boston Properties	1,780,579	190,343,895
Corporate Office Properties Trust	2,611,883	60,334,498
Douglas Emmett	3,263,011	76,582,868
Hudson Pacific Properties	2,101,347	40,871,199
Mack-Cali Realty Corp.	2,029,645	44,530,411

1

	Number of Shares	Value
SL Green Realty Corp.	2,069,621	$183,865,130
		623,026,262
OFFICE/INDUSTRIAL 0.6%
PS Business Parks	396,503	29,587,054

RESIDENTIAL 15.8%
APARTMENT 14.8%
Apartment Investment & Management Co.	3,516,522	98,251,625
BRE Properties	1,630,441	82,761,185
Equity Residential	4,775,966	255,848,498
Essex Property Trust	355,966	52,576,178
Home Properties	1,769,436	102,184,929
UDR	7,448,961	176,540,376
		768,162,791
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties	434,211	14,836,990
Sun Communities	239,850	10,222,407
Toll Brothers(d)	858,598	27,844,333
		52,903,730
TOTAL RESIDENTIAL		821,066,521

SELF STORAGE 7.5%
CubeSmart	3,923,642	69,997,773
Extra Space Storage	1,392,684	63,715,293
Public Storage	1,212,273	194,630,430
Sovran Self Storage	815,341	61,705,007
		390,048,503
SHOPPING CENTERS 25.0%
COMMUNITY CENTER 9.7%
DDR Corp.	5,887,640	92,494,824
Federal Realty Investment Trust	998,161	101,263,434
Kimco Realty Corp.	918,497	18,535,270
Ramco-Gershenson Properties Trust	2,407,269	37,096,015
Regency Centers Corp.	2,201,872	106,460,511
Retail Properties of America, Class A	3,561,926	48,976,483
Tanger Factory Outlet Centers	288,148	9,408,032
Weingarten Realty Investors	3,038,428	89,117,093
		503,351,662

2

		Number of Shares	Value
FREE STANDING 1.2%
National Retail Properties		1,945,154	$61,894,800

REGIONAL MALL 14.1%
General Growth Properties		10,150,304	195,799,364
Glimcher Realty Trust		6,026,078	58,754,261
Simon Property Group		3,223,415	477,806,805
			732,360,430
TOTAL SHOPPING CENTERS			1,297,606,892

SPECIALTY 0.5%
Digital Realty Trust		501,922	26,652,058
TOTAL REAL ESTATE			5,083,430,256

TOTAL INVESTMENTS (Identified cost—$4,122,645,079)	98.1%		5,093,215,354

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		100,005,515

NET ASSETS (Equivalent to $65.48 per share based on 79,306,508 shares of common stock outstanding)	100.0%		$5,193,220,869

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock— Financial— Banks	$9,785,098	$—	$—	$9,785,098	(a)
Common Stock— Other Industries	5,083,430,256	5,083,430,256	—	—
Total Investments(b)	$5,093,215,354	$5,083,430,256	$—	$9,785,098

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2012	$13,583,784
Change in unrealized depreciation	(3,798,686)
Balance as of September 30, 2013	$9,785,098

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(3,798,686).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2013	Valuation Technique	Unobservable Inputs	Range
Common Stock— Financial—Banks	$9,785,098	Market comparable companies	Price/Book Ratio Liquidity Discount	1.1x - 1.86x 38%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,122,645,079
Gross unrealized appreciation	$1,034,915,703
Gross unrealized depreciation	(64,345,428)
Net unrealized appreciation	$970,570,275

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013